Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment,Net [Abstract]
Depreciation		$ 1,121	$ 1,198	$ 905
Impairment charge		$ 202	$ 1,297	$ 172
Purchase of land	$ 6,314